Schedule of estimated amortization expense (Details)	Jun. 30, 2024 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 249,946
2026	249,946
2027	217,256
2028	41,012
Total amortization expense	$ 758,160